Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
Classification Differences Between the Financial Statements and Form 5500

The following describes classification differences between the financial statements and the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$2,502,189,926	$2,298,825,959
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,767,957)	(21,587,067)
Net assets available for benefits per Form 5500	$2,490,421,969	$2,277,238,892